Financial instruments and financial risk management - Changes in borrowings (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Balance at start of year		€ 3,963.0		€ 4,384.5		€ 4,023.0
Loans raised for general corporate purposes- euro	$ 99.9	99.9	$ 65.2	65.2	$ 793.4	793.4
Repayments of amounts borrowed	$ (422.8)	(422.8)	$ (458.9)	(458.9)	$ (447.1)	(447.1)
Foreign exchange loss/(gain) on conversion of U.S. dollar loans		4.3		(27.8)		15.2
Balance at end of year		3,644.4		3,963.0		4,384.5
Less than one year
Disclosure of detailed information about borrowings [line items]
Balance at start of year		434.6		455.9
Balance at end of year		309.4		434.6		455.9
More than one year
Disclosure of detailed information about borrowings [line items]
Balance at start of year		3,528.4		3,928.6
Balance at end of year		€ 3,335.0		€ 3,528.4		€ 3,928.6